Regulatory Capital Requirements under Banking Regulations- Dividend (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Net income calculated under Indian GAAP	₨ 102,159.2
Dividends declared	₨ 8.00	₨ 6.85	₨ 5.50
Indian GAAP
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend payout, description of restrictions	As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2015 cannot exceed 35% of net income of Rs. 102,159.2 million as calculated under Indian GAAP.
Indian GAAP | Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP	35.00%